MATERIAL PARTLY-OWNED SUBSIDIARIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interests	$ 34	$ 52	[1]	$ 45	[1]
Profit (loss) for the year	316	646		1,009	[2],[3]
Total comprehensive income for the year, net of tax	242	541		1,133	[3]
Non-current assets	5,927	5,857	[1]	5,371	[1]
Current assets	2,145	2,143	[1]	2,334	[1]
Non-current liabilities	(3,079)	(3,108)	[1]	(2,973)	[1]
Current liabilities	(859)	(798)	[1]	(959)	[1]
Total equity	4,134	4,094	[1]	3,773	[1]	$ 2,671
Cash inflow (outflow) from operating activities	1,804	1,268		1,692	[4]
Cash inflow (outflow) from investing activities	(1,461)	(940)		(514)	[4]
Cash inflow (outflow) from financing activities	(323)	(456)		(329)	[4]
Net increase (decrease) in cash and cash equivalents	20	(128)		849	[4]
Cash and cash equivalents	$ 1,108	$ 1,154	[1],[5]	$ 1,330	[1],[4],[5]	$ 456	[4]
Cerro Vanguardia S.A. (CVSA)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	7.50%	7.50%		7.50%
Profit (loss) allocated to material non-controlling interests	$ 7	$ 5		$ 8
Accumulated balances of material non-controlling interests	11	11		14
Revenue	395	371		440
Profit (loss) for the year	101	75		84
Total comprehensive income for the year, net of tax	101	75		84
Attributable to non-controlling interests	7	5		8
Dividends paid to non-controlling interests	(7)	(8)		(6)
Non-current assets	256	240		202
Current assets	260	252		254
Non-current liabilities	(144)	(132)		(123)
Current liabilities	(225)	(218)		(150)
Total equity	147	142		183
Cash inflow (outflow) from operating activities	142	165		169
Cash inflow (outflow) from investing activities	(5)	(23)		(16)
Cash inflow (outflow) from financing activities	(94)	(112)		(59)
Net increase (decrease) in cash and cash equivalents	43	30		94
Cash and cash equivalents	116	139		137
Dividends received	17	19		0
Dividend payables	120	131		50
Amount applied to be paid offshore	$ 105	$ 114		$ 11
Société AngloGold Ashanti de Guinée S.A. (Siguiri)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	15.00%	15.00%		15.00%
Profit (loss) allocated to material non-controlling interests	$ 12	$ 19		$ 10
Accumulated balances of material non-controlling interests	23	41		31
Revenue	591	546		453
Profit (loss) for the year	78	124		68
Total comprehensive income for the year, net of tax	78	124		68
Attributable to non-controlling interests	12	19		10
Dividends paid to non-controlling interests	(15)	(8)		(3)
Non-current assets	199	229		233
Current assets	248	234		224
Non-current liabilities	(131)	(68)		(138)
Current liabilities	(165)	(122)		(117)
Total equity	151	273		202
Cash inflow (outflow) from operating activities	140	197		63
Cash inflow (outflow) from investing activities	(27)	(38)		(30)
Cash inflow (outflow) from financing activities	(98)	(143)		(11)
Net increase (decrease) in cash and cash equivalents	$ 15	$ 16		$ 22

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[3]	The (Accumulated losses) Retained earnings balances have been restated, where indicated, due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[4]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[5]	Cash and cash equivalents at the end of December 2022 is net of a bank overdraft of $2m.